Expenses from Ordinary Activities (Details) - Schedule of expenses from ordinary activities - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Research and Development Expenses (1)
Employee expenses	[1]	$ 2,169,420	$ 2,698,139	$ 2,645,512
Other research and development expenses	[1]	10,114,428	7,400,300	10,337,673
General and Administration Expenses
Depreciation on fixed assets		18,662	25,988	29,696
Depreciation on leased assets		56,707	86,439
Employee expenses (non R&D related)		1,556,078	617,889	735,775
Consultant and director expenses		852,369	742,390	1,477,369
Audit, internal control and other assurance expenses		220,198	217,506	208,972
Corporate compliance expenses		692,895	384,705	470,294
Insurance expenses		531,877	628,060	448,769
Office rental		87,612	72,757	132,836
Other administrative and office expenses		718,520	670,405	804,641
Share based payment expenses		1,950,563
Corporate advisory expenses		252,361
Other gains and losses
Foreign exchange (gain)/loss		$ 297,111	$ (333,055)	$ (349,064)

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.